Net exchange rate gains (losses) (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Net Exchange Rate Gains (Losses)

Net exchange rate gains (losses) are analysed as follows:

	2018	2017
Net realised gains (losses) on derivative instruments	(906)	1,912
Net realised gains (losses) on accounts receivable and payable	3,353	445

Total net realised gains (a)	2,447	2,357

Net unrealised gains (losses) on derivative instruments	(57)	943
Net unrealised gains (losses) on accounts receivable and payable	(5,437)	(48)
Net unrealised gains (losses) on non-monetary assets	(867)	(2,219)

Total net unrealised losses (b)	(6,361)	(1,324)

Total realised and unrealised exchange rate gains (losses) (a+b)	(3,914)	1,033